Document and Entity Information (USD $)	12 Months Ended
	Dec. 31, 2013	Feb. 20, 2014	Jun. 30, 2012
DocumentDocumentAndEntityInformationAbstract
Entity Registrant Name	HIGHLANDS BANKSHARES INC /VA/
Entity Central Index Key	0001008579
Document Period End Date	Dec. 31, 2013
Document Type	10-K
Current Fiscal Year End Date	--12-31
Amendment Flag	true
Amendment Description	To comply with the provisions of the SEC
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Smaller Reporting Company
Entity Public Float			$ 0
Entity Common Stock, Shares Outstanding		0
Document Fiscal Year Focus	2013
Document Fiscal Period Focus	FY